STOCK-BASED COMPENSATION PLANS - Parent corporation outstanding options (Details) - Parent corporation stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) Option $ / shares	Dec. 31, 2018 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	75,400	158,227
Options, transferred | Option	4,000	9,300
Options, exercised | Option	(28,300)	(80,927)
Options, cancelled/forfeited | Option	(4,600)	(11,200)
Options, balance at end of year | Option	46,500	75,400
Options, vested options at end of year | Option	29,250	36,300
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 67.42	$ 65.08
Weighted average exercise price, transferred (in CAD per share)	51.89	64.31
Weighted average exercise price of share options exercised in share-based payment arrangement	67.56	62.06
Weighted average exercise price, cancelled (in CAD per share)	70.56	70.56
Weighted average exercise price, balance at end of year (in CAD per share)	65.69	67.42
Weighted average exercise price, vested options at end of year (in CAD per share)	$ 62.82	$ 63.76
Cash consideration on stock options exercised | $	$ 1.3	$ 2.7
Weighted average years to maturity	4 years 7 months 6 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 51.89
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 70.56